Deferred tax	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred tax

18. Deferred tax

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Deferred tax assets recognized	-	-
Deferred tax liabilities recognized	298,000	296,000

Net deferred tax liabilities	298,000	296,000

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Balance as at beginning of financial year	296,000	163,000

Movements in deferred tax liabilities	2,000	133,000
Balance as at end of financial year	298,000	296,000

18. Deferred tax

Deferred tax assets and liabilities are offset when there is legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same taxation authority. The Group’s deferred tax liabilities arose mainly from differences in depreciation for tax and revaluation of leasehold properties whilst deferred tax assets arose from tax losses carried forward. As at December 31, 2023, the Group has tax losses of approximately US$NIL (2022 : US$442,000) which can be carried forward indefinitely to offset future taxable profits.

	2023	2022
	US$	US$

Deferred tax assets recognized	-	75,070
Deferred tax liabilities recognized	296,000	238,070
Net deferred tax liabilities	296,000	163,000

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

18. Deferred tax (continued)

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	2023	2022
	US$	US$

Balance as at beginning of financial year	163,000	155,000

Movements in deferred tax liabilities	133,000	8,000
Balance as at end of financial year	296,000	163,000